Financial Instruments - Additional Information (Detail) - 12 months ended Dec. 27, 2014 - Cash Flow Hedge - USD ($) $ in Millions	Total
Commodity Contracts
Derivative [Line Items]
Expected transfers of unrealized gains/(losses) to earnings, within next 12 months	$ (4)
Hedged forecasted transactions duration	2 years
Foreign Exchange Contracts
Derivative [Line Items]
Expected transfers of unrealized gains/(losses) to earnings, within next 12 months	$ 17
Hedged forecasted transactions duration	4 years
Interest Rate Contracts
Derivative [Line Items]
Expected transfers of unrealized gains/(losses) to earnings, within next 12 months	$ (8)
Hedged forecasted transactions duration	28 years